Supplement dated June 10, 2014 to the

PNC Equity Funds Class A and Class C Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Equity Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following disclosure is added as the second paragraph to the section entitled “General Information Regarding Conversions” on page 60 of the prospectus:

In the event that you no longer meet the eligibility requirements as an investor in a particular share class of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0614

Supplement dated June 10, 2014 to the

PNC Equity Funds Class I Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Equity Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following section is added to the prospectus disclosure after the section entitled “General Information Regarding Exchanges” on page 54 of the prospectus:

General Information Regarding Conversions

In the event that you no longer meet the eligibility requirements as an investor in Class I Shares of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0614

Supplement dated June 10, 2014 to the

PNC Fixed Income and Tax Exempt Bond Funds Class A and Class C Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Fixed Income and Tax Exempt Bond Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following disclosure is added as the second paragraph to the section entitled “General Information Regarding Conversions” on page 67 of the prospectus:

In the event that you no longer meet the eligibility requirements as an investor in a particular share class of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0614

Supplement dated June 10, 2014 to the

PNC Fixed Income and Tax Exempt Bond Funds Class I Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Fixed Income and Tax Exempt Bond Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following section is added to the prospectus disclosure after the section entitled “General Information Regarding Exchanges” on page 62 of the prospectus:

General Information Regarding Conversions

In the event that you no longer meet the eligibility requirements as an investor in Class I Shares of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0614

Supplement dated June 10, 2014 to the

PNC Index Funds Class I Shares Prospectus

dated December 30, 2013

This Supplement provides new and additional information relating to PNC Index Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following section is added to the prospectus disclosure after the section entitled “General Information Regarding Exchanges” on page 21 of the prospectus:

General Information Regarding Conversions

In the event that you no longer meet the eligibility requirements as an investor in Class I Shares of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-INDI-0614

Supplement dated June 10, 2014 to the

PNC Index Funds Class R4 and Class R5 Shares Prospectus

dated December 30, 2013

This Supplement provides new and additional information relating to PNC Index Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following section is added to the prospectus disclosure after the section entitled “General Information Regarding Exchanges” on page 21 of the prospectus:

General Information Regarding Conversions

In the event that you no longer meet the eligibility requirements as an investor in a particular share class of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-INDR-0614

Supplement dated June 10, 2014 to the

PNC Money Market Funds Class A and Class C Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Money Market Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following disclosure is added as the second paragraph to the section entitled “General Information Regarding Conversions” on pages 38-39 of the prospectus:

In the event that you no longer meet the eligibility requirements as an investor in a particular share class of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-MMAC-0614

Supplement dated June 10, 2014 to the

PNC Money Market Funds Class I and Class T Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Money Market Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following section is added to the prospectus disclosure above the section entitled “Sales Charges” on page 37 of the prospectus:

General Information Regarding Conversions

In the event that you no longer meet the eligibility requirements as an investor in a particular share class of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-MMIT-0614

Supplement dated June 10, 2014 to the

PNC Target Date Funds Class I Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Target Date Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.            Effective  immediately, for each of the PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund the third paragraph under the section entitled “Portfolio Managers”  on pages 6, 12-13, 19-20, 26-27 and 33-34 of the prospectus, respectively, is deleted in its entirety, and replaced with the following:

The voting members of the Committee are: Keith Weigel, Chairman; Jake Moloznik; Martin Schulz; Doug Roman; Sean Rhoderick; Timothy Compan; Mark McGlone, Aneet Deshpande and Donald J. Hohman.  Mr. McGlone serves as the Adviser’s Chief Investment Officer and has over 20 years of experience managing fixed-income portfolios.  Mr. Roman and Mr. Schulz both serve as Managing Directors of the Adviser and lead the Adviser’s large cap advantage equity and international equity teams, respectively.  Mr. Rhoderick and Mr. Compan are senior portfolio managers on the Adviser’s fixed income team.  Mr. Deshpande serves as the Head of Equity Trading for the Adviser.  Mr. Hohman serves as a Product Director of the Adviser and has over 20 years of investment product management industry experience.  Mr. Moloznik serves as an investment and portfolio strategist of the Adviser. On average, these Committee members have over 20 years of portfolio management experience.  The Chairman of the Committee has day-to-day responsibility for managing the Fund’s portfolio and works to implement the Fund’s investment program in accordance with the Committee’s asset allocation decisions.  Mr. Weigel became Chairman of the Committee at its inception in 2009.  While he joined the Adviser in 2006, Mr. Weigel has over 25 years of investment industry experience, which includes 17 years of experience with respect to portfolio management of institutional client accounts and implementation of asset allocation strategies at his prior firms, Allegiant Asset Management and JP Morgan Asset Management.

B.            Effective immediately, the third paragraph of the section entitled “Portfolio Management” on pages 55-56 of the prospectus, is deleted in its entirety and replaced with the following:

The voting members of the Committee are: Keith Weigel, Chairman; Jake Moloznik; Martin Schulz; Doug Roman; Sean Rhoderick; Timothy Compan; Mark McGlone, Aneet Deshpande and Donald J. Hohman.  Mr. McGlone serves as the Adviser’s Chief Investment Officer and has over 20 years of experience managing fixed-income portfolios.  Mr. Roman and Mr. Schulz both serve as Managing Directors of the Adviser and lead the Adviser’s large cap advantage equity and international equity teams, respectively.  Mr. Rhoderick and Mr. Compan are senior portfolio managers on the Adviser’s fixed income team.  Mr. Deshpande serves as the Head of Equity Trading for the Adviser.  Mr. Hohman serves as a Product Director of the Adviser and has over 20 years of investment product management industry experience.  Mr. Moloznik serves as an investment and portfolio strategist of the Adviser. On average, these Committee members have over 20 years of portfolio management experience.  The Chairman of the Committee has day-to-day responsibility for managing the Fund’s portfolio and works to implement the Fund’s investment program in accordance with the Committee’s asset allocation decisions.  Mr. Weigel became Chairman of the Committee at its inception in 2009.  While he joined the Adviser in 2006, Mr. Weigel has over 25 years of investment industry experience, which includes 17 years of experience with respect to portfolio management of institutional client accounts and implementation of asset allocation strategies at his prior firms, Allegiant Asset Management and JP Morgan Asset Management.

C.            Effective  immediately, the following section is added to the prospectus disclosure after the section entitled “General Information Regarding Exchanges” on page 59 of the prospectus:

General Information Regarding Conversions

In the event that you no longer meet the eligibility requirements as an investor in Class I Shares of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-TDFI-0614

Supplement dated June 10, 2014 to the

PNC Target Date Funds Class R Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Target Date Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.            Effective  immediately, for each of the PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund the third paragraph under the section entitled “Portfolio Managers”  on pages 6, 12-13, 19-20, 27 and 34 of the prospectus, respectively, is deleted in its entirety, and replaced with the following:

The voting members of the Committee are: Keith Weigel, Chairman; Jake Moloznik; Martin Schulz; Doug Roman; Sean Rhoderick; Timothy Compan; Mark McGlone, Aneet Deshpande and Donald J. Hohman.  Mr. McGlone serves as the Adviser’s Chief Investment Officer and has over 20 years of experience managing fixed-income portfolios.  Mr. Roman and Mr. Schulz both serve as Managing Directors of the Adviser and lead the Adviser’s large cap advantage equity and international equity teams, respectively.  Mr. Rhoderick and Mr. Compan are senior portfolio managers on the Adviser’s fixed income team.  Mr. Deshpande serves as the Head of Equity Trading for the Adviser.  Mr. Hohman serves as a Product Director of the Adviser and has over 20 years of investment product management industry experience.  Mr. Moloznik serves as an investment and portfolio strategist of the Adviser. On average, these Committee members have over 20 years of portfolio management experience.  The Chairman of the Committee has day-to-day responsibility for managing the Fund’s portfolio and works to implement the Fund’s investment program in accordance with the Committee’s asset allocation decisions.  Mr. Weigel became Chairman of the Committee at its inception in 2009.  While he joined the Adviser in 2006, Mr. Weigel has over 25 years of investment industry experience, which includes 17 years of experience with respect to portfolio management of institutional client accounts and implementation of asset allocation strategies at his prior firms, Allegiant Asset Management and JP Morgan Asset Management.

B.            Effective immediately, the third paragraph of the section entitled “Portfolio Management” on pages 56-57 of the prospectus, is deleted in its entirety and replaced with the following:

The voting members of the Committee are: Keith Weigel, Chairman; Jake Moloznik; Martin Schulz; Doug Roman; Sean Rhoderick; Timothy Compan; Mark McGlone, Aneet Deshpande and Donald J. Hohman.  Mr. McGlone serves as the Adviser’s Chief Investment Officer and has over 20 years of experience managing fixed-income portfolios.  Mr. Roman and Mr. Schulz both serve as Managing Directors of the Adviser and lead the Adviser’s large cap advantage equity and international equity teams, respectively.  Mr. Rhoderick and Mr. Compan are senior portfolio managers on the Adviser’s fixed income team.  Mr. Deshpande serves as the Head of Equity Trading for the Adviser.  Mr. Hohman serves as a Product Director of the Adviser and has over 20 years of investment product management industry experience.  Mr. Moloznik serves as an investment and portfolio strategist of the Adviser. On average, these Committee members have over 20 years of portfolio management experience.  The Chairman of the Committee has day-to-day responsibility for managing the Fund’s portfolio and works to implement the Fund’s investment program in accordance with the Committee’s asset allocation decisions.  Mr. Weigel became Chairman of the Committee at its inception in 2009.  While he joined the Adviser in 2006, Mr. Weigel has over 25 years of investment industry experience, which includes 17 years of experience with respect to portfolio management of institutional client accounts and implementation of asset allocation strategies at his prior firms, Allegiant Asset Management and JP Morgan Asset Management.

C.            Effective  immediately, the following section is added to the prospectus disclosure after the section entitled “General Information Regarding Exchanges” on page 60 of the prospectus:

General Information Regarding Conversions

In the event that you no longer meet the eligibility requirements as an investor in Class R Shares of a Fund, PNC Funds reserves the right to convert the shares in your account to another share class of the same Fund, as appropriate. PNC Funds will notify you in writing before any conversion occurs.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-TDFR-0614

Supplement dated June 10, 2014 to the

PNC Funds Statement of Additional Information (“SAI”)

Dated December 30, 2013

(with respect to PNC Mid Cap Index Fund and PNC Small Cap Index Fund only)

This Supplement provides new and additional information beyond that contained in the above-mentioned SAI and should be read in conjunction with the SAI.

A.  Effective May 23, 2014, Kevin A. McCreadie resigned as President of PNC Funds. As of the date of this supplement, all references to Mr. McCreadie in the SAI are deleted and removed in their entirety.

B.  On June 5, 2014, Jennifer E. Spratley resigned as Vice President of PNC Funds and was appointed President of PNC Funds by the Board of Trustees, effective immediately. She will also serve in this same capacity for PNC Advantage Funds.

C.  Jeffrey P. Pruitt, the Chief Compliance Officer of PNC Funds, has submitted his resignation to be effective June 20, 2014.  As a result on June 20, 2014, all references to Mr. Pruitt in the section entitled “Trustees and Officers” of the SAI are to be deleted and removed in their entirety.  The Board of Trustees has appointed Michael Donahoe to serve as Chief Compliance Officer of PNC Funds on an interim basis, effective June 20, 2014.  He will also serve in this same capacity for PNC Advantage Funds.  Mr. Donahoe’s principal occupation(s) during the past five years or longer is as follows:

Chief Compliance Officer, PNC Capital Advisors, LLC since 2011; Chief Compliance Officer PNC Realty Investors, Inc. since 2011; Senior Vice President of Fund Administration and Compliance at Citi’s Securities and Fund Services Group, 2006 — 2011.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SAII-0614

Supplement dated June 10, 2014 to the

PNC Funds Statement of Additional Information (“SAI”)

Dated September 30, 2013

(with respect to all series except PNC Mid Cap Index Fund and PNC Small Cap Index Fund)

This Supplement provides new and additional information beyond that contained in the above-mentioned SAI and should be read in conjunction with the SAI.

A.  Effective May 23, 2014, Kevin A. McCreadie resigned as President of PNC Funds and is no longer a part of the Adviser’s Asset Allocation Committee which is responsible for portfolio management of PNC Target Date Funds. As of the date of this supplement, all references to Mr. McCreadie in the SAI are deleted and removed in their entirety.

B.  On June 5, 2014, Jennifer E. Spratley resigned as Vice President of PNC Funds and was appointed President of PNC Funds by the Board of Trustees, effective immediately. She will also serve in this same capacity for PNC Advantage Funds.

C.  Jeffrey P. Pruitt, the Chief Compliance Officer of PNC Funds, has submitted his resignation to be effective on June 20, 2014.  As a result on June 20, 2014, all references to Mr. Pruitt in the section entitled “Trustees and Officers” of the SAI are to be deleted and removed in their entirety.  The Board of Trustees has appointed Michael Donahoe to serve as Chief Compliance Officer of PNC Funds on an interim basis, effective June 20, 2014.  He will also serve in this same capacity for PNC Advantage Funds.  Mr. Donahoe’s principal occupation(s) during the past five years or longer is as follows:

Chief Compliance Officer, PNC Capital Advisors, LLC since 2011; Chief Compliance Officer PNC Realty Investors, Inc. since 2011; Senior Vice President of Fund Administration and Compliance at Citi’s Securities and Fund Services Group, 2006 — 2011.

D.  Effective immediately, Jake Moloznik serves as a member of the Adviser’s Asset Allocation Committee which is responsible for the portfolio management of PNC Target Date Funds.  The following information with respect to Mr. Moloznik is added to the tables beginning on page 108 of the SAI under the section entitled “Portfolio Managers — Other Accounts Managed”, which provides information about funds and accounts, other than the PNC Funds, for which he is primarily responsible for the day to day portfolio management.  Such information for Mr. Moloznik is provided as of May 31, 2014:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (in millions)
Jake Moloznik Investment/Portfolio Strategist and Member of Asset Allocation Committee	Registered Investment Companies:	0	$0	0	0
	Other Pooled Investment Vehicles:	0	$0	0	0
	Other Accounts:	0	$0	0	0

E.  The information regarding the dollar range of shares beneficially owned as of May 31, 2014 by Jake Moloznik of the PNC Target Date Funds under the section entitled “Ownership of Securities” beginning on page 116 of the SAI should be revised to include the following information:

Target 2020 Fund

Jake Moloznik                     None

Target 2030 Fund

Jake Moloznik                     None

Target 2040 Fund

Jake Moloznik                     None

Target 2050 Fund

Jake Moloznik                     $10,001 - $50,000

Retirement Income Fund

Jake Moloznik                     None

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SAI-0614